NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
Summary of Equity Shares Excluded From Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders

The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the three months ended March 31, 2021 and 2020:

	March 31, 2021	March 31, 2020
Preferred stock	31,330,513	30,680,373
Preferred stock warrants	124,062	124,062
Common stock warrants	64,616	51,184
Stock options	2,323,816	2,936,083

The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the years ended December 31, 2020 and 2019:

	2020	2019
Preferred stock	31,330,513	30,680,373
Preferred stock warrants	124,062	124,062
Common stock warrants	64,616	51,184
Stock options	2,438,141	3,009,360